Schedules of Investments ─ IQ Merger Arbitrage ETF

July 31, 2020 (unaudited)

	Shares	Value
Common Stocks — 80.4%
Communication Services — 2.1%
Cincinnati Bell, Inc.*	631,243	$9,474,957
Meet Group, Inc. (The)*	837,403	5,217,021

Total Communication Services		14,691,978

Consumer Discretionary — 24.8%
Delphi Technologies PLC*(a)	2,307,164	34,584,388
Grubhub, Inc.*	684,678	49,461,139
Keihin Corp.	182,475	4,352,615
NetEnt AB*	3,439,323	30,090,315
Nissin Kogyo Co., Ltd.	153,661	3,169,722
Tiffany & Co.(b)	394,726	49,482,851

Total Consumer Discretionary		171,141,030

Consumer Staples — 0.2%
Craft Brew Alliance, Inc.*(a)	81,598	1,208,466

Financials — 15.3%
E*TRADE Financial Corp.	672,710	34,153,487
Franklin Financial Network, Inc.	73,331	1,935,938
Legg Mason, Inc.	672,440	33,615,275
Willis Towers Watson PLC	169,860	35,672,299

Total Financials		105,376,999

Health Care — 10.8%
NichiiGakkan Co., Ltd.	234,826	3,420,335
QIAGEN NV*	597,145	29,528,821
Wright Medical Group NV*(a)	1,381,500	41,472,630

Total Health Care		74,421,786

Industrials — 8.7%
CoreLogic, Inc.	716,049	48,805,900
Navistar International Corp.*	360,453	11,545,309

Total Industrials		60,351,209

Information Technology — 16.1%
Acacia Communications, Inc.*(a)	357,487	24,301,966
Fitbit, Inc., Class A*(a)	2,966,443	19,400,537
Forescout Technologies, Inc.*(a)	889,564	25,788,460
Ingenico Group SA*	117,183	18,866,155
LogMeIn, Inc.	264,745	22,717,769

Total Information Technology		111,074,887

Real Estate — 2.4%
CapitaLand Commercial Trust	8,475,184	9,950,446
Northview Apartment Real Estate Investment Trust	245,673	6,426,563

Total Real Estate		16,377,009

Total Common Stocks
(Cost $540,599,479)		554,643,364

Investment Companies — 5.2%
U.S. Ultra Short Term Bond Funds — 5.2%
IQ Ultra Short Duration ETF†	79,125	3,924,600
iShares Short Treasury Bond ETF	286,000	31,671,640

Total U.S. Ultra Short Term Bond Funds		35,596,240

Total Investment Companies
(Cost $35,561,660)		35,596,240

	Shares	Value
Short-Term Investments — 22.5%

Money Market Funds — 22.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.06%(c)(d)	34,727,589	$34,727,589
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.09%(c)	120,208,837	120,208,837
Total Short-Term Investments
(Cost $154,936,426)		154,936,426

Total Investments — 108.1%
(Cost $731,097,565)		745,176,030
Other Assets and Liabilities, Net — (8.1)%		(55,658,233)
Net Assets — 100.0%		$689,517,797

*	Non-income producing securities.
†	Affiliated Fund.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $73,202,198; total market value of collateral held by the Fund was $74,996,358. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $40,268,769.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $20,935,120.
(c)	Reflects the 1-day yield at July 31, 2020.
(d)	Represents security purchased with cash collateral received for securities on loan.

Schedules of Investments ─ IQ Merger Arbitrage ETF (continued)

July 31, 2020 (unaudited)

Total Return Swap contracts outstanding at July 31, 2020:
Total Return Benchmark	Counterparty	Annual Financing Rate Received/ (Paid)%	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(e)
Consumer Discretionary Select Sector SPDR Fund	Bank of America	0.16	8/31/2021	Monthly	$(17,585,594)	$–
Consumer Discretionary Select Sector SPDR Fund	Morgan Stanley	0.05	2/02/2022	Monthly	(17,585,594)	–
Financial Select Sector SPDR Fund	Bank of America	0.16	8/31/2021	Monthly	(17,371,047)	–
Financial Select Sector SPDR Fund	Morgan Stanley	(0.25)	2/02/2022	Monthly	(17,371,047)	–
iShares MSCI Australia ETF	Morgan Stanley	(0.75)	2/02/2022	Monthly	(1,266,614)	–
iShares MSCI Pacific ex Japan ETF	Bank of America	0.16	8/31/2021	Monthly	(5,160,134)	–
iShares MSCI Pacific ex Japan ETF	Morgan Stanley	(8.40)	2/02/2022	Monthly	(2,773,379)	–
iShares U.S. Financial Services ETF	Bank of America	0.16	8/31/2021	Monthly	(16,993,887)	–
iShares U.S. Financial Services ETF	Morgan Stanley	(0.73)	2/02/2022	Monthly	(16,993,887)	–
SPDR S&P Regional Banking ETF	Bank of America	0.16	8/31/2021	Monthly	(877,380)	–
SPDR S&P Regional Banking ETF	Morgan Stanley	(0.65)	2/02/2022	Monthly	(877,380)	–
Vanguard FTSE Europe ETF	Bank of America	0.16	8/31/2021	Monthly	(46,316,369)	–
Vanguard FTSE Europe ETF	Morgan Stanley	0.10	2/02/2022	Monthly	(46,316,369)	–
						$–

The total value of securities segregated as collateral for swap contracts with counterparty Morgan Stanley amounted to $10,404,880 and with Bank of America amounted to $10,530,240 at July 31, 2020. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

As of July 31, 2020, Morgan Stanley has pledged $30,312 in cash which is invested in the Blackrock Treasury Trust Institutional Shares as collateral for total return swap contracts.

(e) Reflects the value at reset date of July 31, 2020.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2020. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(f)
Common Stocks	$554,643,364	$–	$–	$554,643,364
Investment Companies	35,596,240	–	–	35,596,240
Short-Term Investments:
Money Market Funds	154,936,426	–	–	154,936,426
Total Investments in Securities	$745,176,030	$–	$–	$745,176,030
Other Financial Instruments:(g)
Swap Contracts	–	–	–	–
Total Investments in Securities and Other Financial Instruments	$745,176,030	$–	$–	$745,176,030
Liability Valuation Inputs
Other Financial Instruments:(g)
Swap Contracts	$–	$–	$–	$–

(f)	For a complete listing of investments and their industries, see the Schedules of Investments.
(g)	Reflects the unrealized appreciation (depreciation) of the instruments.

Schedules of Investments ─ IQ Merger Arbitrage ETF (continued)

July 31, 2020 (unaudited)

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.

A summary of the Fund’s transactions with affiliated fund during the period ended July 31, 2020 is as follows:
Affiliated Holdings
	Shares at 04/30/2020	Value ($) at 04/30/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Shares at 07/31/2020	Value ($) at 07/31/2020
IQ Ultra Short Duration ETF	59,392	2,936,934	1,267,555	(305,922)	5,168	20,865	13,377	–	79,125	3,924,600